Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	20 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Machinery and equipment [member] | Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	10 years
Other property, plant and equipment [member] | Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 years
Other property, plant and equipment [member] | Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6 years
Buildings [member] | Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20 years
Buildings [member] | Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	50 years